Document and Entity Information	0 Months Ended
Apr. 04, 2013
Risk/Return:
Document Type	497
Document Period End Date	Apr 4, 2013
Registrant Name	SunAmerica Specialty Series
Central Index Key	0001274768
Amendment Flag	false
Document Creation Date	Apr 4, 2013
Document Effective Date	Apr 4, 2013
Prospectus Date	Feb 28, 2013

2020 High Watermark Fund | 2020 High Watermark Fund
2020 High Watermark Fund

SUNAMERICA SPECIALTY SERIES

2020 High Watermark Fund (the “Fund”)

Class I Shares

Supplement dated April 4, 2013 to the Prospectus

dated February 28, 2013, as supplemented and amended to date

Effective immediately, the performance information with respect to the Fund included in the table on page 5 of the Fund’s Prospectus within the “Fund Highlights” section under the heading “Performance Information,” is hereby deleted and replaced with the following:

Average Annual Total Returns (as of the periods ended December 31, 2012)
Average Annual Returns 2020 High Watermark Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I		4.26%	0.92%	3.22%	Feb 18, 2005
After Taxes on Distributions Class I		3.32%	0.07%	1.84%
After Taxes on Distributions and Sale of Fund Shares Class I	[1]	2.77%	0.26%	2.04%
Dow Jones Target Maturity 2020 Index		10.24%	4.58%	5.67%	Feb 18, 2005
[1]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001274768_SupplementTextBlock

SUNAMERICA SPECIALTY SERIES

2020 High Watermark Fund (the “Fund”)

Class I Shares

Supplement dated April 4, 2013 to the Prospectus

dated February 28, 2013, as supplemented and amended to date

Effective immediately, the performance information with respect to the Fund included in the table on page 5 of the Fund’s Prospectus within the “Fund Highlights” section under the heading “Performance Information,” is hereby deleted and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	2020 High Watermark Fund
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2012)
Dow Jones Target Maturity 2020 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 18, 2005
Class I
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 18, 2005
Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.84%
Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.77%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.26%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.04%	[1]

[1]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2013